ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED EXPENSES Disclosure [Abstract]
Accrued marketing	$ 2,231	$ 2,286
Other accrued expenses	2,711	2,749
Trade accounts payable	1,969	2,172
Accrued compensation	1,045	1,048
Sales, payroll and other taxes	389	405
Container deposits	335	349
Accounts payable and accrued expenses	$ 8,680	$ 9,009